Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
18.	Inventories

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Raw materials	1,188,396	1,243,955	185,940
Work in progress	34,924	30,038	4,490
Finished goods	1,349,425	1,243,871	185,927

Total inventories at the lower of cost and net realizable value	2,572,745	2,517,864	376,357

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	9,308,265	11,021,960	11,471,988	1,714,771
Inclusive of the following charge/(credit):
- Inventories written down	48,202	17,492	25,194	3,766
- Reversal of write-down of inventories	(53,373)	(37,393)	(33,662)	(5,032)

The reversal of write-down of inventory was made when the related inventories were sold above their carrying value.